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SIT MUTUAL FUNDS INC | Sit Dividend Growth Fund
SUMMARY INFORMATION SIT DIVIDEND GROWTH FUND
INVESTMENT OBJECTIVE
The Fund primarily seeks to provide current income that exceeds the dividend yield of the S&P 500 Index and that grows over a period of years.
Secondarily the Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SIT MUTUAL FUNDS INC - Sit Dividend Growth Fund	Class I	Class S
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SIT MUTUAL FUNDS INC - Sit Dividend Growth Fund		Class I	Class S
Management Fees		1.00%	1.00%
Distribution (12b-1) fees		none	0.25%
Total Annual Fund Operating Expenses		1.00%	1.25%
Fee Waiver	[1]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%	0.95%
[1]	The Adviser has agreed to reduce the management fee to 0.70% through June 30, 2022. The Adviser may elect to extend, modify or terminate the fee waiver at that time.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - SIT MUTUAL FUNDS INC - Sit Dividend Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	72	320	555	1,229
Class S	97	399	690	1,518

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.43% (both classes) of the average value of the portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in dividend-paying common stocks. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, U.S. Treasury securities, closed-end
investment companies, and master limited partnerships.
The Adviser invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium-sized
companies (companies with market capitalizations in excess of $2 billion). The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:

›	a record of paying dividends,

›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,

›	unique product or service,

›	growing product demand,

›	dominant and growing market share,

›	management experience and capabilities, and

›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the S&P 500 Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.
The Fund may invest in
open-end
investment companies (mutual funds) and
closed-end
investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.

PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the markets(s) generally. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

The public health crisis caused by the novel coronavirus disease known as
COVID-19
has severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The
COVID-19
outbreak has resulted in numerous disruptions, including travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests. The extent and duration of the
COVID-19
outbreak and its effects cannot be determined with certainty. Similar consequences could arise as a result of the spread of other infectious diseases.

›	Mid Cap Stock Risk: Stocks of mid cap stocks may be subject to more abrupt or erratic market movement than stocks of larger, more established companies.

›
Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non-dividend
paying stocks. In ad-

dition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
International Investing Risk: Because the Fund may invest in foreign securities, there is an international investing risk. International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares.
The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.
After-tax
returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown.
After-tax
returns shown are not relevant to investors who hold their Fund shares through tax-deferred
arrangements, such as 401(k) plans or individual retirement accounts.
After-tax
returns are shown only for Class I shares;
after-tax
returns for Class S shares will vary.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling
800-332-5580.

Annual Total Returns for calendar years ended December 31 (Class I)

The Fund’s year-to-date return as of 9/30/20 (not annualized) was 1.75%. Best Quarter: 12.67% (4Q11) Worst Quarter: -14.17% (3Q11)
Average Annual Total Returns for periods ended December 31, 2019
Average Annual Total Returns - SIT MUTUAL FUNDS INC - Sit Dividend Growth Fund	1 Year	5 Years	10 Years	Inception Date
Class I	29.10%	10.05%	12.22%	Dec. 31, 2003
Class I | Return after taxes on distributions	25.52%	6.73%	9.93%
Class I | Return after taxes on distributions and sale of Fund shares	19.71%	7.37%	9.71%
Class S	28.84%	9.78%	11.94%	Mar. 31, 2006
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%